SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



Form N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]



      Pre-Effective Amendment No.  _____                          [ ]

      Post-Effective Amendment No.   3                            [X]



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940           [X]



      Amendment No.   5    [X]



BUFFALO EQUITY FUND, INC.

	    FILE NOS. 33-87346; 811-8900

      (Exact Name of Registrant as Specified in Charter)







REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

      Pre-Effective Amendment No.  _____                          [ ]

      Post-Effective Amendment No.   3                            [X]



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

      Amendment No.        5                                      [X]



BUFFALO HIGH YIELD FUND, INC.

	    FILE NOS. 33-87148; 811-8898

(Exact Name of Registrant as Specified in Charter)







REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

      Pre-Effective Amendment No.                                  [ ]

      Post-Effective Amendment No.        3                        [X]



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

      Amendment No.        5                                       [X]



BUFFALO USA GLOBAL FUND, INC.

	    FILE NOS. 33-87146; 811-8896

      (Exact Name of Registrant as Specified in Charter)







REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

      Pre-Effective Amendment No.                                  [ ]

      Post-Effective Amendment No.        3                        [X]



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

      Amendment No.        5                                       [X]



BUFFALO BALANCED FUND, INC.

	    FILE NOS. 33-75476; 811-8364

      (Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15, Kansas City, MO  64108

(Address of Principal Executive Office)



Registrant's Telephone Number, including Area Code (816) 471-5200



Larry D. Armel, President, BUFFALO GROUP OF FUNDS

2440 Pershing Road, G-15, Kansas City, Missouri 64108

(Name and Address of Agent for Service)



     Approximate Date of Proposed Public Offering:  Upon

effectiveness of this Registration Statement.  It is proposed that this filing will become effective (check appropriate box)



  X                 immediately upon filing pursuant to paragraph (b)



		    on July 31, 1995 pursuant to paragraph (b)



		    60 days after filing pursuant to paragraph (a)(1)



		    on (date) pursuant to paragraph (a)(1)



		    75 days after filing pursuant to paragraph (a)(2)



		    on (date) pursuant to paragraph (a)(2) of Rule 485.





     Each of the Registrants has previously made an election

pursuant to Rule 24f-2 to register an indefinite number of its shares.

Buffalo Balanced Fund, Inc. filed its 24f-2 notice on or about May 11,

1995.



Please address inquiries and             and a carbon copy of all

communicaions to:                        communicatios to:



John G. Dyer, Esq.                         Mark H. Plafker, Esq.

Buffalo Group of Funds                     Stradley, Ronon, Stevens & Young

2440 Pershing Road, G-15                   2600 One Commerce Square

Kansas City, MO 64108                      Philadelphia, PA  19103-7098

Telephone: (816) 471-5200                  Telephone: (215) 564-8024

		       BUFFALO EQUITY FUND, INC.

		      BUFFALO HIGH YIELD FUND, INC.

		      BUFFALO USA GLOBAL FUND, INC.

		       BUFFALO BALANCED FUND, INC.



			  CROSS REFERENCE SHEET





Form N-1A Item Number                                   Location in Prospectus



Item 1. Cover Page                                      Cover Page





Item 2. Synopsis                                        Not Applicable





Item 3. Condensed Financial                             Per Share Capital and

	Information                                     Income Changes





Item 4. General Description                             Investment Objective

	of Registrant                                   and Portfolio

							Management Policy







Item 5. Management of                                  Officers and Directors;

	the Fund                                       Management and

						       Investment Counsel





Item 6. Capital Stock and                              How to Purchase Shares;

	Other Securities                               How to Redeem Shares;

						       How Share Price is

						       Determined; General

						       Information and

						       History; Dividends,

						       Distributions and their

						       Taxation





Item 7. Purchase of                                    Coverage Page; How to

	Securities                                     Purchase Shares;

	being Offered                                  Shareholder Services





Item 8. Redemption or Repurchase                       How to Redeem Shares





Item 9. Pending Legal Proceedings                      Not Applicable

		       BUFFALO EQUITY FUND, INC.

		      BUFFALO HIGH YIELD FUND, INC.

		      BUFFALO USA GLOBAL FUND, INC.

		       BUFFALO BALANCED FUND, INC.



		   CROSS REFERENCE SHEET (Continued)









Form N-1A Item Number                                  Location in Statement

						       of Additional

						       Information





Item 10. Cover Page                                      Cover Page





Item 11. Table of Contents                               Cover Page





Item 12. General Information                             Investment Objectives

	 and History                                     and Policies;

							 Management and

							 Investment Counsel





Item 13. Investment                                      Investment Objectives

	 Objectives and Policies                         and Policies;

							 Investment

							 Restrictions





Item 14. Management                                      Management and

	 of the Fund                                     Investment Counsel





Item 15. Control Persons                                Management and

	 and Principal                                  Investment Counsel;

	 Holders of Securities                          Officers and Directors





Item 16. Investment Advisory                             Management and

	 and other Services                              Investment Counsel





Item 17. Brokerage Allocation                           Portfolio Transactions





Item 18. Capital Stock                                 General Information and

	 and Other                                     History (Prospectus);

	 Securities                                    Financial Statements





Item 19. Purchase,  Redemption                         How Share Purchases are

	 and Pricing of                                Handled; Redemption of

	 Securities Being                              Shares Financial

	 Offered                                       Statements





Item 20. Tax Status                                   Dividends, Distributions

						      and their taxation

						      (Prospectus)





Item 21. Underwriters                                   How the Fund's Shares

							are Distributed





Item 22. Calculation of                                 Not Applicable

	 Yield Quotations of

	 Money Market Fund





Item 23. Financial                                     (To be supplied by

	 Statements                                    further Amendment)

PROSPECTUS

July 31, 1995



Buffalo Balanced Fund, Inc.             Buffalo High Yield Fund, Inc.
Buffalo Equity Fund, Inc.               Buffalo USA Global Fund, Inc.

	Managed and Distributed By:     Toll-Free 1-800-49-BUFFALO
	Jones & Babson, Inc.            (1-800-492-8332)
	Three Crown Center
	2440 Pershing Road, Suite G-15
	Kansas City, Missouri  64108

Investment Counsel:     KORNITZER CAPITAL MANAGEMENT, INC.
			Shawnee Mission, Kansas


	INVESTMENT OBJECTIVES

Buffalo Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks.

This Fund will invest up to 75% of its assets in lower rated bonds, commonly known as junk bonds that entail greater risks including default risks, than those found in higher rated securities. Investors should carefully consider these risks before investing. See Investment Objective and Portfolio Management Policy, page _; Risk Factors, page _; Investment Restrictions, page _ and Fixed Income Securities Described and Ratings, page 17.

Buffalo Equity Fund seeks long-term capital appreciation. Long-term capital appreciation is intended to be achieved primarily by the Fund's investment in common stocks. Realization of dividend income is a secondary consideration to the extent that it supplements the return on the Fund's investments and investment in the dividend-producing securities is consistent with achieving the Fund's objective of long-term capital appreciation.

Buffalo High Yield Fund primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. The Fund will invest in debt securities and preferred stock. The
Fund may invest in any fixed income securities, whether nonconvertible or convertible without restriction.

This Fund will invest in a significant portion, up to 100% of its assets, in lower rated bonds, commonly known as "junk bonds,"
that entail greater risks including default risks, than those found in higher rated securities. The Fund's fixed income investments may consist totally of securities rated below investment grade. Investors should carefully consider these risks before investing. See "Investment Objective and Portfolio
Management Policy," page    ; "Risk Factors," page    ; "Investment
Restrictions," page     and "Fixed Income Securities Described and Ratings,"
page    .  Secondarily, the Fund may invest up to 10% of the value of its total assets in common stocks and
other equity securities.

Buffalo USA Global Fund seeks capital growth. Capital growth is intended to be achieved primarily by the Fund's investment in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations, measured as of the preceding four completed quarters of business or the companies' most recently completed fiscal year. At least 65% of the value of the Fund's total assets must be invested in at least three different countries.
This diversification is achieved through the international operations of United States-based companies as described above. The Fund will invest in common stocks considered by the manager to have above average potential for appreciation; income is a secondary consideration. The Fund will invest primarily in common stocks listed on the New York Stock Exchange.

PURCHASE INFORMATION

Minimum Investment
Initial Purchase                        $2,500
Initial IRA and Uniform Transfers (Gifts)
	to Minors Purchases     $250
Subsequent Purchase:
	By Mail                 $100
	By Telephone or Wire    $1,000
All Automatic Purchases         $100

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone number indicated.

ADDITIONAL INFORMATION

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest.
A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by writing or calling the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
	Page
Highlights
Fund Expenses
Financial Highlights
Investment Objectives and Portfolio Management
Policies
Repurchase Agreements
Risk Factors
Investment Restrictions
Performance Measures
How to Purchase Shares
Initial Investments
Investments Subsequent to Initial Investment
Telephone Investment Service
Automatic Monthly Investment Plan
How to Redeem Shares
Systematic Redemption Plan
How to Exchange Shares Between Buffalo Funds
How Share Price is Determined
Officers and Directors
Management and Investment Counsel
General Information and History
Dividends, Distributions and Their Taxation
Description of Securities Ratings
Shareholder Services
Shareholder Inquiries

	For more information on
HIGHLIGHTS      this subject see page...


The Funds

The Buffalo Funds are a group of four open-end diversified investment companies sponsored by Jones & Babson, Inc., for which Kornitzer
Capital Management, Inc. serves as investment counsel.

Buffalo Balanced Fund, Inc. was incorporated in Maryland on January 25, 1994. Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc. and Buffalo
USA Global Fund, Inc. were incorporated in Maryland on November 23, 1994.

Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc. and Buffalo USA Global Fund, Inc. each offer one class of non-assessable common shares with equal voting rights.

Buffalo Balanced Fund, Inc. seeks both long-term capital growth and high current income. The Fund will invest in a diversified array of common stocks, preferred stocks, convertible bonds, convertible preferred stocks, corporate bonds and government bonds.

Buffalo Equity Fund, Inc. seeks long-term capital appreciation by investment in a broad array of common stocks, in terms of companies and industries.

Buffalo High Yield Fund, Inc. primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in debt securities and may invest in preferred stock.

Buffalo USA Global Fund, Inc. seeks capital growth by investing in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations.

How to Invest

Fund shares can only be purchased directly from the Funds through their manager and principal underwriter, Jones & Babson, Inc. Because no sales charges are added to the price of the shares, the full amount of any purchase is invested for the benefit of the shareholder. The minimum initial purchase is $2,500. Subsequent purchases must be at least $100, except wire purchases which must be in the amount of $1,000 or more.

Telephone Investment - You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Redemption

Shares of the Funds are redeemable at net asset value next effective after receipt by the Fund of a shareholder's request in good order. No redemption charge is made.

Exchange
Privilege
with Other
Buffalo Funds

Shareholders may transfer their investments without charge to any other Buffalo Fund sponsored by Jones & Babson, Inc. This exchange involves the liquidation of shares from one Fund and a purchase of shares in the Fund to which the investment is being transferred. This is a transaction which may or may not be taxable depending on the shareholder's tax status.

Automatic Exchange - You may exchange shares from your account
($100 minimum) in any of the Buffalo Funds to an identically registered account in any other Fund in the Buffalo Group according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.

Management
of the Funds

The Funds are managed by Jones & Babson, Inc. which employs Kornitzer Capital Management, Inc. to assist in the investment advisory function.

The Management
Fee Covers the
Investment
Advisory Fee
and All Other
Normal Operating
Costs

Jones & Babson, Inc., as manager, agrees to supply to the Funds all normal services necessary for their functions as open-end diversified investment companies, exclusive of taxes and other charges of governments and their agencies (including the cost of qualifying the Fund's shares for sale in any jurisdiction), certain fees, dues, interest, brokerage commissions and extraordinary costs, if any. For this it charges the Funds a fee based on an annual rate of one percent (1%) of average daily net assets from which Jones & Babson pays Kornitzer Capital Management,
Inc. an investment counsel fee of 50/100 (.50%) of average daily net assets.

Although these fees are higher than the fees of most other advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund, Jones & Babson's charges compare favorably with other advisers when all expenses to Fund shareholders are taken into account.

Dividend
Policies

Buffalo Balanced Fund, Inc. and Buffalo High Yield Fund, Inc. will pay substantially all of their net investment income quarterly, usually in March, June, September and December. It is contemplated that distributions from capital gains, if any, will be declared annually on or before December 31 for Buffalo Balanced Fund, Inc. Distributions from capital gains, if any, will be declared semiannually, usually in June and December for Buffalo High Yield Fund, Inc.

Buffalo Equity Fund, Inc. and Buffalo USA Global Fund, Inc. will pay dividends from net investment income and capital gains semiannually, usually in June and December.

Taxes

The Funds will distribute substantially all of their net income each year in order to be exempt from federal income tax. Dividend and capital gains distributions will be taxable to each shareholder whether taken in cash or reinvested in additional shares in accordance with the shareholder's tax status.

Risk Factors

For a discussion of risk factors applicable to repurchase agreements.

For a discussion of risk factors applicable to covered call options.

For a discussion of risk factors applicable to ADRs.

For a discussion of risk factors applicable to common stocks.

For a discussion of risk factors applicable to global operations.

For a discussion of risk factors applicable to high yield high risk debt securities.

FUND EXPENSES

The following information is provided in order to assist you in understanding the various costs and expenses that a shareholder of a Buffalo Fund will bear directly or indirectly.

BUFFALO BALANCED FUND, INC.

The expenses set forth below are for the fiscal year ended March 31, 1995.

Shareholder Transaction Expenses
	Maximum sales load imposed
	on purchase                   None
	Maximum sales load imposed
	on reinvested dividends       None
	Deferred sales load           None
	Redemption fee                None
	Exchange fee                  None

	Annual Fund Operation Expenses
	(as a percentage of average net assets)

Management fees                 1.00%
12b-1 fees                      None
Other expenses                   .06%
Total Fund operating expenses   1.06%

You would pay the following expenses
on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period:

	    1 Year       3 Year

	      $11         $34

BUFFALO EQUITY FUND, INC.

The expenses set forth below are estimated for the current fiscal year.

Shareholder Transaction Expenses
	Maximum sales load imposed
	on purchase                  None
	Maximum sales load imposed
	on reinvested dividends      None
	Deferred sales load          None
	Redemption fee               None
	Exchange fee                 None

Annual Fund Operation Expenses
(as a percentage of average net assets)

	 Management fees                1.00%
	 12b-1 fees                      None
	 Other expenses                  .08%
	 Total Fund operating expenses  1.08%

You would pay the following expenses
on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period:

	1 Year    3 Year

	 $11        $34

BUFFALO HIGH YIELD FUND, INC.

The expenses set forth below are estimated for the current fiscal year.

Shareholder Transaction Expenses
Maximum sales load imposed
on purchase                         None
Maximum sales load imposed
on reinvested dividends             None
Deferred sales load                 None
Redemption fee                      None
Exchange fee                        None

Annual Fund Operation Expenses
(as a percentage of average net assets)

Management fees                1.00%
12b-1 fees                      None
Other expenses                  .08%
Total Fund operating expenses  1.08%

You would pay the following expenses
on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period:

      1 Year    3 Year

	$11     $34

BUFFALO USA GLOBAL FUND, INC.

The expenses set forth below are estimated for the current fiscal year.

Shareholder Transaction Expenses

Maximum sales load imposed
on purchase                     None
Maximum sales load imposed
on reinvested dividends         None
Deferred sales load             None
Redemption fee                  None
Exchange fee                    None

Annual Fund Operation Expenses
(as a percentage of average net assets)

Management fees                 1.00%
12b-1 fees                       None
Other expenses                   .08%
Total Fund operating expenses   1.08%

You would pay the following expenses
on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period:

      1 Year    3 Year

	$11     $34

The above information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The above examples should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return.
 The actual return may be greater or less than the assumed amount.

The purpose of the foregoing fee tables
is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The various costs and expenses are explained in more detail in this prospectus. Management fees are discussed in greater detail under "Management and Investment Counsel".

FINANCIAL HIGHLIGHTS

BUFFALO BALANCED FUND, INC.

The following financial highlights for the fiscal period ended March 31, 1995, have been derived from audited financial statements of Buffalo Balanced Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young
LLP, independent public accountants, appearing in the March 31, 1995 annual report to shareholders which is incorporated by reference in this prospectus.

	August 12, 1994 (Inception Date) to March 31, 1995*

Net Asset Value, beginning of period    $10.07

Income from investment operations:
	Net investment income   .32
	Net gains (or losses) on securities (both
realized and unrealized)        (.03)

Total from Investment Operations        .29

Less distributions:
	Dividends from net investment income    (.30)
	Distributions from capital gains -

Total Distributions     (.30)
Net asset value, end of period  $10.06
Total Return    3%

Ratios/Supplemental Data

Net assets, end of year (in millions)   $38
Ratio of expenses to average net assets 1.06%
Ratio of net investment income to average net
assets  8.89%
Portfolio turnover rate 33%

*The Fund was capitalized on June 6, 1994 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on August 12, 1994, at which time net asset value was $10.07 per share.

Ratios for this initial period of operations are annualized.
Total return is not annualized.

Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc. and Buffalo USA Global Fund, Inc.
commenced operations after the March 31, 1995 fiscal year end.

INVESTMENT OBJECTIVES AND
PORTFOLIO MANAGEMENT POLICIES

Each Fund's objectives and policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

BUFFALO BALANCED FUND

Buffalo Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks.

Buffalo Balanced Fund will normally invest in a broad array of securities, diversified not only in terms of companies and industries, but also in terms of types of securities. The types of securities includes common stocks, preferred stocks, convertible bonds, convertible preferred stocks, corporate bonds and government bonds.
 It is expected that the majority of common stocks purchased in the Fund will be large capitalization companies with most if not all listed on the New York Stock Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion.

It is not the manager's intention to make wide use of NASDAQ traded, smaller capitalization common stocks. Smaller capitalization stocks are considered to be those with capitalization of less than $1 billion. The Fund may invest up to 75% of its assets in corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. The manager expects that from time-to-time these securities may be rated below investment grade (BBB) by the major rating agencies. The manager believes this policy is justified given the manager's view that these securities from time-to-time offer superior value and the manager's experience and substantial in-house credit research capabilities with higher yielding securities.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities.
Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree of risk than lower rated securities. (See
"Risk Factors Applicable to High Yielding High
Risk Debt Securities.")

Securities rated below Baa by Moody's or BBB by Standard & Poor's are commonly known as junk bonds and are considered to be high risk.
 Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. (See "Risk Factors Applicable to
High Yielding High Risk Debt Securities.")

The Fund may also invest in high-yielding, high-risk corporate debt securities (so-called
"junk bonds"). Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B or unrated.

The Fund will not invest in securities that, at the time of initial investment, are rated less than B by Moody's or Standard & Poor's.
Securities that are subsequently downgraded in quality below B may continue to be held by the Fund, and will be sold only if the Fund's adviser believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a B rating by Moody's or Standard & Poor's.

Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies.
 (See "Risk Factors Applicable to High Yielding
Debt Securities.")

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the investment manager's interpretation of economic conditions and underlying security values. However, it is expected that a minimum of 25% of the Fund's total assets will always be invested in fixed income senior securities and that a minimum of 25% of its total assets will always be invested in equity securities. When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See
"Risk Factors Applicable to Covered Call
Options.")

Covered call options serve as a partial hedge against the price of the underlying security declining.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors
Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term growth of capital and high current income can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective. Under normal circumstances, it is anticipated that portfolio turnover for common stocks in the Fund's portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.

BUFFALO EQUITY FUND

Buffalo Equity Fund seeks long-term capital appreciation. Long-term capital appreciation is intended to be achieved primarily by the Fund's investment in common stocks. Realization of dividend income is a secondary consideration to the extent that it supplements the return on the Funds investments and investment in the dividend-producing securities is consistent with achieving the Fund's objective of long-term capital appreciation.

Buffalo Equity Fund will normally invest in a broad array of common stocks, in terms of companies and industries. It is expected that the majority of common stocks purchased in the Fund will be large capitalization companies with most, if not all, listed on the New York Stock
Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion.

The Fund may purchase foreign securities through dollar-denominated American Depository
Receipts (ADRs), which do not involve the same direct currency and liquidity risks as securities denominated in foreign currency and which are issued by domestic banks and publicly traded in the United States. The Fund does not intend to invest directly in foreign securities or foreign currencies.

The Fund will invest at least 65% of its assets in common stocks under normal circumstances.
 When, in
the manager's judgment, market
conditions warrant substantial temporary defensive investments in high-quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See
"Risk Factors Applicable to Covered Call
Options.")

Covered call options serve as a partial hedge against the price of the underlying security declining.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard &
Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors
Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term capital appreciation can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective.
Under normal circumstances, it is anticipated that portfolio turnover will not exceed 100% on an annual basis.

	BUFFALO HIGH YIELD FUND

Buffalo High Yield Fund primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. High current income is intended to be achieved by the Fund's investment in any fixed income securities, without restriction, such as corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks. The
Fund may not invest in foreign government bonds. Capital growth is intended to be achieved by the appreciation of fixed income and equity investments held in the Fund.

The Fund may invest up to 100% of its assets in any fixed income securities, including without limitation, corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. These securities may be rated below investment grade (BB/Ba and B/B) by the major rating agencies or, if unrated, are in the opinion of the manager of similar quality. The manager believes this policy is justified given the manager's view that these securities from time-to-time offer superior value and given the manager's experience and substantial in-house credit research capabilities with higher yielding securities.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities.
Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be "medium" investment grade. Such securities carry a lower degree of risk than lower rated securities.

Securities rated Baa and below by Moody's or BBB and below by Standard & Poor's are commonly known as "junk bonds" and are considered to be high risk. Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. (See
"Risk Factors Applicable to High Yielding High
Risk Debt Securities.")

Up to 20% of the Fund's assets may be
invested in debt securities which are rated less than B at the time of purchase or if unrated are in the opinion of the manager of similar quality. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation.

The lowest rating that may be held in the Fund is D, or that of defaulted securities. (See
"Risk Factors Applicable to High Yielding High
Risk Debt Securities.") The Fund will not purchase obligations that are in default, but may hold in the portfolio securities which go into default subsequently to acquisition by the Fund.

The proportion of the Fund invested in each
type of security is expected to change over time
in accordance with the investment manager's
interpretation of economic conditions and
underlying security values.  However, it is
expected that a minimum of 65% of the Fund's
total assets will always be invested in fixed
income securities and that a maximum of 10%
of its total assets will be invested in equity
securities.  The Fund's flexible investment
policy allows it to invest in securities with
varying maturities; however, it is anticipated
that the average maturity of securities acquired
by the Fund will not exceed 15 years.  The
average maturity of the Fund will be generally
ten years or less.   The manager may look at a
number of factors in selecting securities for the Fund's portfolio. These include the past, current and estimated future: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; and
(5) responsiveness to changes in interest rates and business conditions. Sometimes the manager may believe that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions. To achieve a defensive posture, the manager may take any one or more of the following steps with respect to assets in the Fund's portfolio: (1) shortening the average maturity of the Fund's debt portfolio; (2)
holding cash or cash equivalents; and (3) emphasizing high-grade debt securities. Taking a defensive posture as described above may involve a reduction in the yield on the Fund's portfolio.

The table below shows the percentage of the Fund's assets to be invested in securities assigned to the various rating categories by Moody's and Standard & Poor's and in unrated securities determined by the Investment Counsel to the Fund to be of comparable quality.



* The investments in securities with this rating are subject to an aggregate maximum limit of 20% of all securities so noted. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation.

							Unrated securities of

		   Rated Securities,                      comparable quality,

		 as a percentage of                          as percentage of

Rating                Fund's assets                             Fund's assets

AAA/Aaa                   up to 20%                                 up to 20%

AA/Aa                     up to 20%                                 up to 20%

A/A                       up to 20%                                 up to 20%

BBB/Baa                   up to 100%                                 up to 100%

BB/Ba                     up to 100%                                 up to 100%

B/B                       up to 100%                                 up to 100%

CCC/Caa*                  up to 20%                                 up to 20%

CC/Ca*                    up to 20%                                 up to 20%

D/D*                      up to 20%                                 up to 20%


* THE INVESTMENTS IN SECURITIES WITH THIS RATING ARE SUBJECT TO AN AGGREGATE

MAXIMUM LIMIT OF 20% OF ALL SECURITIES SO NOTED. SECURITIES RATED B OR HIGHER

AT THE TIME OF PURCHASE, WHICH ARE SUBSEQUENTLY DOWNGRADED, WILL NOT BE

SUBJECT TO HIS LIMITATION.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See
"Risk Factors Applicable to Covered Call
Options.")

Covered call options serve as a partial hedge against the price of the underlying security declining.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks, see "Risk
Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of a high level of current income and secondarily capital growth can be achieved.
Portfolio turnover will be no more than is necessary to meet the Fund's objective. Under normal circumstances, it is anticipated that portfolio turnover will not exceed 100% on an annual basis.

	BUFFALO USA GLOBAL FUND

Buffalo USA Global Fund seeks capital growth.
 Capital growth is intended to be achieved primarily by the Fund's investment in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations, measured as of the preceding four completed quarters of business or the respective company's most recently completed fiscal year. At least
65% of the value of the Fund's total assets must be invested in at least three different countries. This diversification is achieved through the international operations of United
States-based companies as described above.  The
Fund will invest in common stocks considered by the manager to have above average potential for appreciation; income is a secondary consideration. Under normal circumstances, the
Fund will invest in a majority of its assets in common stocks listed on the New York Stock
Exchange.

The Fund's manager believes that the investment policies of the Fund reduce or eliminate several risks associated with direct investment in foreign securities. Trading costs are usually higher in foreign countries because commission rates are generally fixed rather than negotiated as in the U.S. Liquidity risk is generally lowered because trading volumes are typically higher on U.S.
exchanges. Many foreign stock exchanges require extended clearance and settlement periods, which can impair a manager from implementing specific investment policies.
Finally, there is generally less enforcement of security laws and supervision of developing country stock exchanges.

When, in the manager's judgment, market
conditions warrant substantial temporary defensive investments in high quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchased transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to
Covered Call Options.")

Covered call options serve as a partial hedge against the price of the underlying security declining.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors
Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of capital growth can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective. Under normal circumstances, it is anticipated that portfolio turnover for the Fund will not exceed 100% on an annual basis.

REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by a Fund.

The Funds will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance
Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the total assets of any Fund.

During the initial month of operations, it is anticipated that a Fund may be invested up to 100% in repurchase agreements, however under normal circumstances, a Fund may invest up to 25% of its assets in repurchase agreements.
(See "Risk Factors Applicable to Repurchase
Agreements.") Each of the Buffalo Funds may enter into repurchase agreements.

ASSET-BACKED SECURITIES

The Buffalo High Yield Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, other types of receivables or assets.
 Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

RISK FACTORS

Risk Factors Applicable To Covered Call
Options

Each of the Buffalo Funds may engage in
covered call option transactions as described herein. Up to 25% of a Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written.

Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Risk Factors Applicable To Repurchase
Agreements

The Funds may enter into repurchase
agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Fund management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable To ADRs

Up to 25% of Buffalo Equity Fund's total assets may be invested in ADRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities.
Most ADRs are traded on a U.S. stock
exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Risk Factors Applicable To Common Stocks

Buffalo Equity Fund, Buffalo Balanced Fund and
Buffalo USA Global Fund invest in common stocks. Buffalo High Yield Fund may invest up to 10% of it assets in common stocks. The
Funds are subject to market risk and fund risk.
 Market risk is the possibility that stock prices in general will decline over short or even extended periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Fund risk is the possibility that a Fund's performance during a specific period may not meet or exceed that of the stock market as a whole.

Risk Factors Applicable To High Yielding High
Risk Debt Securities

Buffalo Balanced Fund and Buffalo High Yield
Fund invest in high-yielding, high-risk debt securities. Lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.
More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

Credit quality of high-yield high-risk securities
(so-called "junk bonds") can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield high-risk security. For these reasons, it is the Funds' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the investment adviser's own independent and ongoing review of credit quality. As a mutual fund investing in fixed income securities each of the Funds is subject primarily to interest rate income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall.
Conversely, when interest rates fall, bond prices generally rise. The change in price depends in several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rates than bonds with shorter maturities.

The Funds are also subject to income risk which is the potential for a decline in the respective Fund's income due to falling market interest rates.

In addition to interest rate and income risks, each Fund is subject to credit risk. Credit risk, also known as default risk, is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal).
Rating of debt securities are defined under the caption "Fixed Income Securities Described and
Ratings."

Risk Factors Applicable To Global Operations

The risks to which the U.S. companies in which Buffalo USA Global Fund plans to invest are exposed and, consequently, the concurrent risks experienced by the Fund as a result of investing in such companies include: the risk of fluctuations in the value of foreign currencies;
adverse political and economic developments;
and the possibility of expropriation,
nationalization or confiscatory taxation or limitations on the removal of funds or other assets. The performance of foreign currencies relative to the U.S. dollar and the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

INVESTMENT RESTRICTIONS

In addition to the policies set forth under the
caption "Investment Objectives and Portfolio
Management Policies," the Funds are subject to
certain other restrictions which may not be
changed without approval of the lesser of:  (1)
at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments; and provided further that any borrowings shall have asset coverage of at least 3 to 1. The Fund will not buy securities while borrowings are outstanding.
 The full text of these restrictions are set forth in the "Statement of Additional Information."

PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of
Buffalo Balanced Fund, Buffalo Equity Fund,
Buffalo High Yield Fund and Buffalo USA
Global Fund performance will be included in the Fund's Annual Report to Shareholders which will be available from the Fund upon request at no charge.

Total Return

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the respective Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the respective Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering
"average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Yield

The Buffalo High Yield Fund may advertise a yield figure derived by dividing the Fund's net investment income per share during a 30-day base period by the per share price on the last day of the base period.

Performance Comparisons

In advertisements or in reports to shareholders, each of the Funds may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Buffalo
Funds may compare their performance to
rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. Buffalo Balanced Fund, Buffalo
Equity Fund and Buffalo USA Global Fund may compare their performance to the Standard &
Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow
Jones Industrial Average, a recognized
unmanaged index of common stocks of 30
industrial companies listed on the NYSE, or the Consumer Price Index. Buffalo High Yield
Fund may compare its performance to the
Shearson/Lehman Government/Corporate Index, an unmanaged index of government and corporate bonds, or the Consumer Price Index.
Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine,
Business Week, Morningstar Mutual Funds,
Investor's Business Daily, Institutional Investor,
The Wall Street Journal, Mutual Fund
Forecaster, No-Load Investor, Money, Forbes,
Fortune and Barron's may also be used in comparing performance of the Funds.
Performance comparisons should not be
considered as representative of the future performance of any Fund. Further information regarding the performance of the Buffalo Funds is contained in the "Statement of Additional
Information."

Performance rankings, recommendations,
published editorial comments and listings reported in Money, Barron's, Kiplinger's
Personal Finance Magazine, Financial World,
Forbes, U.S. News & World Report, Business
Week, The Wall Street Journal, Investors
Business Daily, USA Today, Fortune and Stanger's, may also be cited (if any of the Funds is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The
Mutual Fund Letter, No-Load Fund Investor,
United Mutual Fund Selector, No-Load Fund
Analyst, No-Load Fund X, Louis Rukeyeser's
Wall Street newsletter, Donoghue's Money
Letter, CDA Investment Technologies, Inc.,
Wiesenberger Investment Company Service and
Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES

You must specify the Fund in which you desire to invest on your application form. Failure to do so will result in the application and your check or bank wire being returned to you.

Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc., Three Crown Center,
2440 Pershing Road, Suite G-15, Kansas City,
MO 64108. For information call toll free 1-800-
49-BUFFALO (1-800-492-8322).  If an investor
wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker.
The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

You do not pay a sales commission when you buy shares of the Fund. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with a Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received by the Fund.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offerings made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders.
 The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Funds' special investment programs. The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that a Fund sustains a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, Inc. will cover the loss.

INITIAL INVESTMENTS

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($2,500 minimum unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors
Act in which case the minimum initial purchase is $250) payable to UMB Bank, n.a. Mail your application and check to:

The Buffalo Fund Group
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Initial investments - By wire.  You may
purchase shares of a Fund by wiring funds
($2,500 minimum) through the Federal Reserve
Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-49-BUFFALO (1-800-492-8322)
and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification
Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order.

You will then be
provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

	UMB Bank, n.a.
	Kansas City, Missouri, ABA #101000695
	For:
	Buffalo Balanced Fund, Inc./AC= 987059-5095
	Buffalo Equity Fund, Inc./AC= 987071-5880
	Buffalo High Yield Fund, Inc./AC= 987071-5899
	Buffalo USA Global Fund, Inc./AC= 987071-5902
	(As appropriate)
	For Account No. (insert assigned Fund account number and name in which account is registered.)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT TO
INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $1,000 or more if purchases are made by wire or telephone. Automatic monthly investments must be in amounts of $100 or more.

Checks should be mailed to the Fund at its address, but make them payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Buffalo Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased.
 You will receive the next available price after the Fund has received your telephone call.
Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to, requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

AUTOMATIC MONTHLY
INVESTMENT PLAN

You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.
Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

HOW TO REDEEM SHARES

The Funds will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order."
(See "How Share Price is Determined."

A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with a
Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of any Fund, a fee may be charged by such broker.

To be in "good order" the request must include the following:

	(1)     A written redemption request or
stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

	(2)     any outstanding stock certificates
representing shares to be redeemed;

	(3)     signature guarantees as required;
and (See Signature Guarantees.)

	(4)     any additional documentation
which the Fund may deem
necessary to insure a genuine
redemption.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the Fund at Three Crown Center, 2440 Pershing
Road, Suite G-15, Kansas City, Missouri 64108.
Each of the Funds will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

The Funds will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the fifth day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The
Funds will not be responsible for the
consequences of delays including delays in the banking or Federal Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase.
 You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Signature Guarantees are required in connection with all redemptions by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by a Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible Guarantor institution" as defined under Rule l7Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where a Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

The right of redemption may be suspended or the date of payment postponed beyond the normal five-day period when the New York
Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, each of the Funds reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash.
Redemptions in-kind must be in the form of readily marketable securities. Additional details are set forth in the "Statement of Additional
Information."

Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized each of the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met.

SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic
Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or
redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

HOW TO EXCHANGE SHARES
BETWEEN BUFFALO FUNDS

Shareholders may exchange their Fund shares, which have been held in open account for 30 days or more, and for which good payment has been received, for identically registered shares of any Fund in the Buffalo Fund Group which is legally registered for sale in the state of residence of the investor, provided that the minimum amount exchanged has a value of $1,000 or more and meets the minimum investment requirement of the Fund into which it is exchanged.

To authorize the Telephone/Telegraph Exchange
Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances, where continuance of these privileges would be detrimental to the Fund or its shareholders, such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account, the number of shares or dollar amount to be redeemed for exchange, and the Buffalo Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of a Fund in the Buffalo Fund Group, you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson, Inc.
Any such exchange will be based on the
respective net asset values of the shares involved. Any exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

HOW SHARE PRICE IS DETERMINED

In order to determine the price at which new shares will be sold and at which issued shares presented for redemption will be liquidated, the net asset value per share of each Fund is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund, or customary holidays. For a list of the holidays during which the Funds are not open for business, see "How Share
Price is Determined" in the "Statement of Additional Information."

The price at which new shares of a Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.

The per share calculation is made by subtracting from each of the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. Each security listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
Where the security is listed on more than one exchange, each of the Funds will use the price of that exchange which it generally considers to be the principal Exchange on which the security is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

OFFICERS AND DIRECTORS

The officers of the Funds manage its day-to-day operations. The Funds' manager and officers are subject to the supervision and control of the respective Boards of Directors. A list of the officers and directors of the Funds and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional
Information."

MANAGEMENT AND
INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1960. It organized the Funds in 1994, and acts as their manager and principal underwriter. Pursuant to the current Management Agreement for each of the Buffalo Funds, Jones & Babson, Inc.
provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses, and therefore payable by the Funds, are taxes, interest, governmental charges and fees, including registration of a Fund and its shares with the Securities and Exchange Commission and the Securities Departments of the various
States, brokerage costs, dues, and all
extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which a Fund, its officers or directors may be subject or a party thereto.

As a part of the Management Agreement, Jones
& Babson, Inc. employs at its own expense
Kornitzer Capital Management, Inc. as its investment counsel to assist in the investment advisory function for the Funds. Kornitzer
Capital Management, Inc. is an independent investment counseling firm founded in 1989. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones &
Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of Kornitzer
Capital Management, Inc. is included in the fee of Jones & Babson, Inc. The Management
Agreement limits the liability of the manager and its investment counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties. The organizational arrangements of the investment counsel require that all investment decisions be made by committee, and no person is primarily responsible for making recommendations to that committee.

As compensation for all the foregoing services, the Funds pay Jones & Babson, Inc. a fee at the annual rate of one percent (1%) of average daily net assets from which Jones & Babson, Inc. pays Kornitzer Capital Management, Inc. a fee of 50/100 (.50%) of average daily net assets. The fees are computed daily and paid semimonthly. The total expenses of Buffalo
Balanced Fund for the fiscal period ended
March 31, 1995, amounted to 1.06% of the Fund. Investment counsel fees of $43,124 were paid to Kornitzer Capital Management. Buffalo
Equity Fund, Buffalo High Yield Fund and
Buffalo USA Global Fund were not in operation during the fiscal period ended March 31, 1995.

The annual fee charged by Jones & Babson, Inc. is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund, however, it is anticipated that the total expenses of the Fund will compare favorably with those of other mutual funds whose advisers' fees cover only investment advisory services with all remaining operational expenses absorbed by the Funds.

Certain officers and directors of the Fund are also officers or directors or both of other
Buffalo Funds, Jones & Babson, Inc. or
Kornitzer Capital Management, Inc.

Jones & Babson, Inc. is a wholly-owned
subsidiary of Business Men's Assurance
Company of America, which is considered to be a controlling person under the Investment
Company Act of 1940.  Assicurazioni Generali
S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of
America.  Mediobanca is a 5% owner of
Generali.

Kornitzer Capital Management, Inc. is a closely held corporation and has limitations in the ownership of its stock designed to maintain control in those who are active in management.
Owners of 5% or more of Kornitzer Capital
Management, Inc. are John C. Kornitzer,

Kent
W. Gasaway, Willard R. Lynch, Thomas W.
Laming and Susan Stack.

The current Management Agreements between the Funds and Jones & Babson, Inc., which include the Investment Counsel Agreements between Jones & Babson, Inc. and Kornitzer
Capital Management, Inc. will continue in effect until October 31, 1996, except the Buffalo
Balanced Fund Agreements which will continue in effect until October 31, 1995. The
Agreements will continue automatically for successive annual periods ending each October
31 so long as such continuance is specifically approved at least annually by the Board of Directors of the respective Fund or by the vote of a majority of the outstanding voting securities of the respective Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Both
Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party.

GENERAL INFORMATION
AND HISTORY

Buffalo Balanced Fund was incorporated in Maryland on January 25, 1994. Buffalo Equity
Fund, Buffalo High Yield Fund and Buffalo
USA Global Fund were incorporated in
Maryland on November 23, 1994.  Each of the
Buffalo Funds has a present authorized
capitalization of 10,000,000 shares of $1 par value common stock. All shares are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund; and
(2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The
Funds may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland Statutes permit registered
investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional
Information" under the caption "Officers and Directors." The Funds have adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement;
(3) ratification of the selection of independent auditors; and (4) approval of a distribution plan.
As a result, the Funds do not intend to hold annual meetings.

The Funds may use the name "Buffalo" in its name so long as Kornitzer Capital Management, Inc. is continued as its investment counsel.
Complete details with respect to the use of the name are set out in the Management
Agreements between the Funds and Jones &
Babson, Inc.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission,
Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

In the opinion of the staff of the Securities and Exchange Commission, the use of this combined
Prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this Prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by the use of a combined Prospectus.

DIVIDENDS, DISTRIBUTIONS AND THEIR
TAXATION

Buffalo Balanced Fund and Buffalo High Yield
Fund pay dividends from net investment income quarterly, usually in March, June, September and December. Distribution from capital gains realized on the sale of securities, if any, will be declared by Buffalo Balanced Fund annually on or before December 31 and by Buffalo High
Yield Fund semiannually, usually in June and December. The Buffalo Equity Fund and
Buffalo USA Global Fund pay dividends from net investment income and capital gains semiannually, usually in June and December.
Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

The Funds intend to qualify for taxation as a "regulated investment company" under the
Internal Revenue Code so that the Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by a Fund from net investment income will be taxable to shareholders as ordinary income, and will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by a Fund from domestic (U.S.)
sources. The Funds will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Whether paid in cash or additional shares of a Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Shareholders are notified annually by the Funds as to federal tax status of dividends and distributions paid by the Fund.
Such dividends and distributions may also be subject to state and local taxes.

Exchange and redemption of Fund shares are taxable events for federal income tax purposes.
Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

The Funds intend to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, each Fund expects to distribute during each calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each October 31; and (3) 100% of any undistributed ordinary or capital gain net income from the prior calendar year. Dividends declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.

To comply with IRS regulations, the Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification
Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH ABOVE
IS INCLUDED HEREIN FOR GENERAL
INFORMATION ONLY. PROSPECTIVE
INVESTORS SHOULD CONSULT THEIR
OWN TAX ADVISERS WITH RESPECT TO
THE TAX CONSEQUENCES TO THEM OF
AN INVESTMENT IN THE FUNDS.

DESCRIPTION OF SECURITIES RATINGS

FIXED INCOME SECURITIES
DESCRIBED AND RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA -   Highest Grade. These securities possess
the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA -    High Grade. Generally, these bonds
differ from AAA issues only in a small degree.
 Here too, prices move with the long-term money market.

A -     Upper-medium Grade.  They have
considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB -   Bonds rated BBB are regarded as
having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC -        Bonds rated BB, B,
CCC and CC are regarded, on balance, as
predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa -   Best Quality.  These securities carry the
smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -    High Quality by All Standards.  They
are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A -     Upper-medium Grade.  Factors giving
security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -   Bonds which are rated Baa are
considered as medium grade obligations, i. e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -    Bonds which are rated Ba are judged to
have predominantly speculative elements; their future cannot be considered as well assured.
Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -     Bonds which are rated B generally lack
characteristics of the desirable investment.
Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -   Bonds which are rated Caa are of poor
standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -    Bonds which are rated Ca represent
obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

SHAREHOLDER SERVICES

The Funds and their manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Reinvestment - Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.

Telephone Investments - You may make
investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. See
"Telephone Investment Service."

Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the Buffalo Funds to an identically registered account in any other Fund in the Buffalo Group according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.

Transfer of Ownership - A shareholder may transfer shares to another shareholder account.
The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.

Systematic Redemption Plan - Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing
& separate redemption request to initiate each withdrawal.

Sub-Accounting - Keogh and corporate tax qualified retirement plans, as well as certain other investors who must maintain separate participant accounting records, may meet these needs through services provided by the Funds' manager, Jones & Babson, Inc. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub-accounting, the Funds and their manager reserve the right to make reasonable charges for this service.

Prototype Retirement Plans - Jones & Babson,
Inc. offers a defined contribution prototype plan
- The Universal Retirement Plan - which is suitable for all who are self-employed, including sole proprietors, partnerships, and corporations.
The Universal Prototype includes both money purchase pension and profit-sharing plan options.

Individual Retirement Accounts - Also available is an Individual Retirement Account (IRA). The
IRA uses the IRS model form of plan and
provides an excellent way to accumulate a retirement fund which will earn tax-deferred dollars until withdrawn. An IRA may also be used to defer taxes on certain distributions from employer-sponsored retirement plans. You may contribute up to $2,000 of compensation each year ($2,250 if a spousal IRA is established), some or all of which may be deductible.
Consult your tax adviser concerning the amount of the tax deduction, if any.

Simplified Employee Pensions (SEPs) - The
Jones & Babson IRA may be used with IRS
Form 5305 - SEP to establish a SEP-IRA, to which the self-employed individual may contribute up to 15% of net earned income or $30,000, whichever is less. A SEP-IRA offers the employer the ability to make the same level of deductible contributions as a Profit-Sharing
Plan with greater ease of administration, but less flexibility in plan coverage of employees.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Fund, 1-800-49-BUFFALO (1-800-492-8332).


Shareholders may address written inquiries to the Funds at:

The Buffalo Group of Funds
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, MO 64108


BUFFALO BALANCED FUND

BUFFALO EQUITY FUND

BUFFALO HIGH YIELD FUND

BUFFALO USA GLOBAL FUND

No Load Mutual Funds

INVESTMENT COUNSEL
KORNITZER CAPITAL MANAGEMENT, INC.
Shawnee Mission, Kansas

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Kansas City, Missouri

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG
Philadelphia, Pennsylvania

JOHN G. DYER
Kansas City, Missouri

CUSTODIAN
UMB BANK, n.a.
Kansas City, Missouri

TRANSFER AGENT
JONES & BABSON, INC.
Kansas City, Missouri

PROSPECTUS
JULY 31, 1995

PART B

BUFFALO BALANCED FUND, INC.
BUFFALO EQUITY FUND, INC.
BUFFALO HIGH YIELD FUND, INC.
BUFFALO USA GLOBAL FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

July 31, 1995

This Statement is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated July 31, 1995. To obtain the Prospectus please call the Fund toll-free 1-800-49-BUFFALO (1-800-492-8332).

TABLE OF CONTENTS
						      Page
Investment Objectives and Policies
Portfolio Transactions
Investment Restrictions
      Buffalo Balanced Fund
      Buffalo Equity Fund
      Buffalo High Yield Fund
      Buffalo USA Global Fund
Performance Measures
How the Fund's Shares are Distributed
How Share Purchases are Handled
Redemption of Shares
Signature Guarantees
Management and Investment Counsel
How Share Price is Determined
Officers and Directors
Custodian
Independent Auditors
Other Funds
Description of Commercial Paper Ratings
Financial Statements

INVESTMENT OBJECTIVES
AND POLICIES

The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.

PORTFOLIO TRANSACTIONS


Decisions to buy and sell securities for the Funds are made by Jones & Babson, Inc.
pursuant to recommendations by Kornitzer
Capital Management, Inc.  Officers of the
Funds and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price
(which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest and that of their shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective
Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. Substantially all of the portfolio transactions are through brokerage firms which are members of the New York
Stock Exchange because usually the most active market in the size of the Funds' transactions and for the types of securities predominant in the Funds' respective portfolios is to be found there. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere.
 The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities
Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or
dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Boards of Directors of the Funds and Jones & Babson, Inc.

Since the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms.
 However, they may place portfolio orders with qualified broker-dealers who recommend the
Funds to other clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers may be useful to the Funds' manager and its investment counsel in serving other clients, as well as the respective Funds. Conversely, the Funds may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interest of their shareholders, the Funds may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment
Objective and Portfolio Management Policies," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund.

The Buffalo Balanced Fund will not:  (1)
purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts;
(3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company;
(12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others;
(14) invest in securities which are assessable or involve unlimited liability; or (15) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

In addition to the fundamental investment restrictions set out above, in order to comply with the law or regulations of various States, the Fund will not engage in the following practices: (1) invest in securities which are not readily marketable or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange (the
Fund does not intend to invest in foreign securities; this policy is not fundamental); (2) invest in puts, calls, straddles, spreads, and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that the Fund may write covered call options in excess of this limitation; (3) invest in oil, gas and other mineral leases or arbitrage transactions; (4) purchase or sell real estate
(including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or (5) purchase securities, including
144(a) securities, of issuers which the company is restricted from selling to the public without registration under the securities Act of 1933.

Certain States also require that the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American
Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value for purposes of this limitation. In addition, the Fund has undertaken to the state of California to comply with the expense limitations set forth in Rule
260.140.84(a) of Title 10 of the California
Administrative Code.

The Buffalo Equity Fund will not:  (1)
purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts;
(3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company;
(12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others;
(14) invest in securities which are assessable or involve unlimited liability; or (15) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

In addition to the fundamental investment restrictions set out above, in order to comply with the law or regulations of various States, the Fund will not engage in the following practices: (1) invest in securities which are not readily marketable or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange (as a non-fundamental policy, the Fund does not intend to invest directly in foreign securities or foreign currencies but, may purchase foreign securities through dollar-denominated American
Depository Receipts); (2) invest in puts, calls, straddles, spreads, and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that the Fund may write covered call options in excess of this limitation; (3) invest in oil, gas and other mineral leases or arbitrage transactions;
(4) purchase or sell real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or (5) purchase securities, including 144(a) securities, of issuers which the company is restricted from selling to the public without registration under the securities Act of 1933. The Fund intends to limit calls to writing calls issued by the Options Clearing Corporation.

Certain States also require that the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American
Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value for purposes of this limitation. In addition, the Fund has undertaken to the state of California to comply with the expense limitations set forth in Rule
260.140.84(a) of Title 10 of the California
Administrative Code.

The Buffalo High Yield Fund will not:  (1)
purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts;
(3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company;
(12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others;
(14) invest in securities which are assessable or involve unlimited liability; or (15) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

In addition to the fundamental investment restrictions set out above, in order to comply with the law or regulations of various States, the Fund will not engage in the following practices: (1) invest in securities which are not readily marketable or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange (the
Fund does not intend to invest in foreign securities; this policy is not fundamental); (2) invest in puts, calls, straddles, spreads, and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that the Fund may write covered call options in excess of this limitation; (3) invest in oil, gas and other mineral leases or arbitrage transactions; (4) purchase or sell real estate
(including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or (5) purchase securities, including
144(a) securities, of issuers which the company is restricted from selling to the public without registration under the securities Act of 1933.

Certain States also require that the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American
Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value for purposes of this limitation. In addition, the Fund has undertaken to the state of California to comply with the expense limitations set forth in Rule
260.140.84(a) of Title 10 of the California
Administrative Code.

The Buffalo USA Global Fund will not:  (1)
purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts;
(3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company;
(12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others;
(14) invest in securities which are assessable or involve unlimited liability; or (15) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

In addition to the fundamental investment restrictions set out above, in order to comply with the law or regulations of various States, the Fund will not engage in the following practices: (1) invest in securities which are not readily marketable or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange (the
Fund does not intend to invest in foreign securities; this policy is not fundamental); (2) invest in puts, calls, straddles, spreads, and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that the Fund may write covered call options in excess of this limitation; (3) invest in oil, gas and other mineral leases or arbitrage transactions; (4) purchase or sell real estate

(including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or (5) purchase securities, including
144(a) securities, of issuers which the company is restricted from selling to the public without registration under the securities Act of 1933.
The Fund intends to limit calls to writing calls issued by the Options Clearing Corporation.

Certain States also require that the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American
Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value for purposes of this limitation. In addition, the Fund has undertaken to the state of California to comply with the expense limitations set forth in Rule
260.140.84(a) of Title 10 of the California
Administrative Code.

PERFORMANCE MEASURERS

From time to time, the Buffalo High Yield
Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following SEC standardized formula.

Current yield reflects the income per share earned by a Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

Yield = 2[(a-b+1)-1]
	    cd

where:  a =     dividends and interest earned
during the period
b =     expenses accrued for the
period (net of reimbursements)
c =     the average daily number of
shares outstanding during the
period that were entitled to
receive income distributions
d =     the maximum offering price
per share on the last day of
the period.

TOTAL RETURN

Each of the Buffalo Fund's "average annual total return" figures will be computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n  =      ERV

Where   P       =       a hypothetical initial
payment of $1000
T       =       average annual total
return
n       =       number of years
ERV     =       Ending Redeemable
Value of a hypothetical
$1000 payment made at
the beginning of the 1,
5 or 10 year (or other)
periods at the end of
the 1, 5, or 10 year
(or other) periods (or
fractional portions
thereof).

Buffalo Balanced Fund total return from
inception of the Fund through March 31, 1995 was 3%.

HOW THE FUND'S SHARES
ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreements with the Buffalo Funds, which continue in effect until October 31, 1995, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Funds' Boards of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson, Inc. also acts as sole
distributor of the shares of David L. Babson
Growth Fund, Inc., D. L. Babson Bond Trust,
D. L. Babson Money Market Fund, Inc., D. L.
Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund
II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout  Money
Market Fund, Inc., Scout Tax-free Money
Market Fund, Inc., Scout Regional Fund, Inc.
and Scout WorldWide Fund, Inc.

HOW SHARE PURCHASES
ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after an order is accepted by a Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued.
In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be
canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund reserves the right in its sole
discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

REDEMPTION OF SHARES

The right of redemption may be suspended, or the date of payment postponed beyond the normal five-day period by the Funds' Boards of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock
Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or
(b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or
(3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Each of the Funds has elected to be governed by Rule 18f-1 under the Investment Company
Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signature(s) of the registered owner(s), on:

(1)     a written request for redemption,

(2)     a separate instrument of assignment,
which should specify the total number
of shares to be redeemed (this "stock
power" may be obtained from the Fund
or from most banks or stock brokers),
or

(3)     all stock certificates tendered for
redemption.

MANAGEMENT AND
INVESTMENT COUNSEL

As a part of the Management Agreement,
Jones & Babson, Inc. employs at its own
expense Kornitzer Capital Management, Inc., as its investment counsel. Kornitzer Capital
Management, Inc., was founded in 1989. It is a private investment research and counseling organization serving individual, corporate and other institutional clients.

The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

Kornitzer Capital Management, Inc., has an experienced investment analysis and research staff which eliminates the need for Jones &
Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of Kornitzer
Capital Management, Inc. is included in the fee of Jones & Babson, Inc.

HOW SHARE PRICE
IS DETERMINED

The net asset value per share of each of the Fund's portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Boards of Directors of the Funds sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund, or the following holidays:

New Year's Day  January 1
Presidents' Holiday     Third Monday
	in February
Good Friday     Friday before Easter
Memorial Day    Last Monday
	in May
Independence Day        July 4
Labor Day       First Monday
	in September

Thanksgiving Day        Fourth Thursday
	in November
Christmas Day   December 25

OFFICERS AND DIRECTORS

The Fund is managed by Jones & Babson,
Inc. subject to the supervision and control of the Board of Directors. The following table lists the Officers and Directors of the Fund.
Unless noted otherwise, the address of each Officer and Director is Three Crown Center,
2440 Pershing Road, Suite G-15, Kansas City,
Missouri 64108. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*       Larry D. Armel, President and Director.
	President and Director, Jones & Babson,
Inc.; David L. Babson Growth Fund, Inc.,
D. L. Babson Money Market Fund, Inc.,
D.L. Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc. Babson Value Fund,
Inc., Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund, Inc;
Buffalo Balanced Fund, Inc. Buffalo High
Yield Fund, Inc., Buffalo USA Global Fund,
Inc., Buffalo Equity Fund; Inc., Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout Regional
Fund, Inc., Scout WorldWide Fund, Inc.;
President and Trustee, D. L. Babson Bond
Trust.

*       Kent W. Gasaway, Director.
	Senior Vice President, Kornitzer Capital
Management, Inc., KCM Building, Shawnee
Mission, Kansas 66201.  Formerly Assistant
Vice President, Waddell & Reed, Inc., 6300
Lamar Avenue, Shawnee Mission, Kansas
66202; Director, Buffalo Balanced Fund, Inc.
Buffalo Equity Fund, Inc., Buffalo High
Yield Fund, Inc., Buffalo USA Global Fund,
Inc., Buffalo Equity Fund, Inc.

	Thomas S. Case, Director.
	Director, Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High
Yield Fund, Inc., Buffalo USA Global Fund,
Inc.; Formerly President and Chief Executive
Officer, the Frankona American Companies,
2405 Grant Blvd., Suite 900, Kansas City,
Missouri 64108.

*       Stephen S. Soden, Director.
	President, BMA Financial Services, BMA
Tower, One Penn Valley Park, Kansas City,
Missouri, 64141, Chairman and Director,
Jones & Babson, Inc.; Director, Buffalo
Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc.

	Francis C. Rood, Director.
	Retired, 6429 West 92nd Street, Overland
Park, Kansas 66212. Formerly, Group Vice
President-Administration, Hallmark Cards,
Inc.; Director, David L. Babson Growth
Fund, Inc., D. L. Babson MoneyMarket
Fund, Inc., D. L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Shadow Stock Fund, Inc.;
Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc., Trustee,
D.L. Babson Bond Trust.

	William H. Russell, Director.
	Financial consultant, 645 West 67th Street,
Kansas City, Missouri 64113; Director,
David L. Babson Growth Fund, Inc., D. L.
Babson Money Market Fund, Inc., D. L.
Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise
Fund II; Inc., Babson Value Fund, Inc.,
Shadow Stock Fund, Inc. and Babson-Stewart
Ivory International Fund, Inc.; Buffalo
Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc., Trustee, D. L.
Babson Bond Trust.





________________________________________


*       Directors who are interested persons as
that term is defined in the Investment Company
Act of 1940, as amended.

H. David Rybolt, Director.
Consultant, HDR Associates, P.O. Box 2468,
Shawnee Mission, Kansas 66202; Director,
David L. Babson Growth Fund, Inc., D. L.
Babson Money Market Fund, Inc., D. L.
Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund
II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc.; Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.;
Trustee, D. L. Babson Bond Trust.

P. Bradley Adams, Vice President and
Treasurer.
Vice President and Treasurer, Jones & Babson,
Inc., David L. Babson Growth Fund, Inc., D.
L. Babson Money Market Fund, Inc., D. L.
Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund
II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D. L. Babson Bond
Trust, Scout Stock Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc.,
Scout Regional Fund, Inc., Scout WorldWide
Fund, Inc.; Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.

Michael A. Brummel, Vice President,
Assistant Secretary and Assistant Treasurer.
Vice President, Assistant Secretary and Assistant
Treasurer, Jones & Babson, Inc., David L.
Babson Growth Fund, Inc., D. L. Babson
Money Market Fund, Inc., D. L. Babson Tax-
Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund,
Inc., Babson-Stewart Ivory International Fund,
Inc., D. L. Babson Bond Trust, Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout Regional
Fund, Inc, Scout WorldWide Fund, Inc.;
Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.



Martin A. Cramer, Vice President and
Secretary.
Vice President and Secretary, Jones & Babson,
Inc., David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., D. L.
Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund
II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D. L. Babson Bond
Trust, Scout Stock Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc.,
Scout Regional Fund, Inc., Scout WorldWide
Fund, Inc.; Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.

John G. Dyer, Vice President.
Vice President, Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Money Market Fund,
Inc., Scout Tax-Free Money Market Fund, Inc.,
Scout Heartland Fund, Inc. , Scout WorldWide
Fund, Inc.; Buffalo Balanced Fund,, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.

Ruth Evans, Vice President.
Vice President, Jones & Babson, Inc.; David L.
Babson Growth Fund, Inc., D. L. Babson
Money Market Fund, Inc., D. L. Babson Tax-
Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund,
Inc., Babson-Stewart Ivory International Fund,
Inc., D. L. Babson Bond Trust, Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout Regional
Fund, Inc., Scout WorldWide Fund, Inc.;
Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.

None of the officers or directors will be remunerated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc. under the provisions of the Management Agreement.

Messrs. Rood, Russell and Rybolt have no financial interest in, nor are they affiliated with, either Jones & Babson, Inc. or Kornitzer
Capital Management, Inc.

The Audit Committee of the Board of
Directors is composed of Messrs. Case, Rood,
Russell and Rybolt.

The Officers and Directors of each of the Funds as a group own less than 1% of each of the respective Funds.

The Funds will not hold annual meetings
except as required by the Investment Company
Act of 1940 and other applicable laws.  The
Funds are Maryland corporations.  Under
Maryland law, a special meeting of stockholders of a Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25 percent of all the votes entitled to be cast at the meeting. The Funds have undertaken that their Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, each Fund will assist shareholder communications in such matters.

CUSTODIAN

The Funds' assets are held for safekeeping by an independent custodian, UMB Bank, n.a.
This means the bank, rather than the Fund, has possession of the Funds' cash and securities.
The custodian bank is not responsible for the Funds' investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the manager. There is no charge to the Funds.



INDEPENDENT AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst &
Young, LLP, One Kansas City Place, 1200
Main Street, Suite 2000, Kansas City, Missouri
64105, is each Fund's present independent auditor.

Reports to shareholders will be published at least semiannually.

OTHER JONES & BABSON FUNDS

Jones & Babson, Inc. also sponsors and
manages nine no-load funds comprising the Babson Mutual Fund Group managed by Jones
& Babson, Inc. in association with David L.
Babson & Co. Inc.  The funds are:  David L.
Babson Growth Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc.,
Shadow Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., Babson Value Fund,
Inc., D. L. Babson Bond Trust, D. L. Babson
Money Market Fund, Inc. and D. L. Babson
Tax-Free Income Fund, Inc.

Jones & Babson, Inc. also sponsor and manages six mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial Corporation (UMB). They are: Scout Stock Fund, Inc., Scout Bond Fund,
Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc. and Scout WorldWide
Fund, Inc.

A prospectus for any of the Funds may be obtained from Jones & Babson, Inc., Three
Crown Center, 2440 Pershing Road, Suite G-15,
Kansas City, Missouri 64108.

	DESCRIPTION OF COMMERCIAL
	PAPER RATINGS

Moody's. . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime.
Every such prime rating means Moody's
believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

	Prime - 1 Highest Quality
	Prime - 2 Higher Quality
	Prime - 3 High Quality

	The criteria used by Moody's for rating
a commercial paper issuer under this graded system include, but are not limited to the following factors:

  (1)   evaluation of the management of the
issuer;

  (2)   economic evaluation of the issuer's
industry or industries and an appraisal
of speculative type risks which may be
inherent in certain areas;

  (3)   evaluation of the issuer's products in
relation to competition and customer
acceptance;

  (4)   liquidity;

  (5)   amount and quality of long-term debt;

  (6)   trend of earnings over a period of ten
years;

  (7)   financial strength of a parent company
and relationships which exist with the
issue; and

  (8)   recognition by the management of
obligations which may be present or
may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . . Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A"     Issues assigned this highest rating are
regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" This designation indicates that the degree of safety regarding timely payment is very strong.
"A-2" Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety
is not as overwhelming.
"A-3" Issues carrying this designation have a satisfactory capacity for timely payment.
 They are, however, somewhat more
vulnerable to the adverse effects of
changes in circumstances than
obligations carrying the higher
designations.

"B"     Issues rated "B" are regarded as having
only an adequate capacity for timely
payment.  Furthermore, such capacity
may be damaged by changing conditions
or short-term adversities.

"C"     This rating is assigned to short-term
debt obligations with a doubtful capacity for payment.

"D"     This rating indicates that the issuer is
either in default or is expected to be in default upon maturity.

FINANCIAL STATEMENTSI

The audited financial statements of Buffalo
Balanced Fund, Inc. contained in the March 31, 1995
Annual Report to Shareholders are incorporated herein by reference.

			   Buffalo Equity Fund, Inc.

			 Report of Independent Auditors


The Shareholder and Board of Directors
Buffalo Equity Fund, Inc.

We have audited the accompanying statement of net assets of Buffalo Equity Fund, Inc. (the Company) as of February 14, 1995. This statement of net assets is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. Our procedures included confirmation of cash as of February 14, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Buffalo Equity Fund, Inc. at February 14, 1995, in conformity with generally accepted accounting principles.




							     Ernst & Young LLP
							     Ernst & Young LLP



Kansas City, Missouri
February 14,1995

			   Buffalo Equity Fund, Inc.

			    Statement of Net Assets

			       February 14, 1995



Assets
Cash                                                                  $100,000
								      --------

Net assets applicable to outstanding shares                           $100,000
								      ========

Capital shares, $1.00 par value
Authorized                                                          10,000,000
								    ==========

Outstanding                                                             10,000
									======

Net asset value per share                                               $10.00
									======

Note

Buffalo Equity Fund, Inc. (the Company) was organized as a Maryland corporation on November 23, 1994 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares outstanding on February 14, 1995 for the Company were issued to Jones & Babson, Inc., the Company's investment manager. The costs of organization will be paid by Jones & Babson, Inc.

Buffalo Equity Fund, Inc.
Income Statement & Statement of Assets and Liabilites (Uncertified) September 30, 1995

	Income Statement        From 4/01/95

Income:
	Dividends       $ 7,071.80
	Interest                23,820.17
			30,891.97

Expenses:
	Management fees         7,057.57
	Governmental fees               18.75
			7,076.32
		Net investment income   23,815.65

		Dividends paid to shareholders  0.00
			Net investment income available for distribution        23,815.65
			Income equalization     0.00
			Undistributed net investment income 3/31/95     651.20
				Current undistributed net investment income     S24,466.85


Statement of Assets and Liabilities


Assets:
	Investment securities at market value           $ 3,267,438.13
		(identified cost        3,217,629.07 )
	Cash                    (252,776.91)
	Accrued dividends               3,377.80
	Accrued interest                0.00
	Receivable for investments sold         0.00
	Total assets                    3,018,039.02

Liabilities:
	Payable for investments purchased                       0.00
	Call options written, at value                  1,250.00
		Total liabilities                       1,250.00
			Net Assets      $       3,016.789.02

Net Assets consist of:
	Capital stock   255,765.47
	Paid-in surplus 2,633,671.41
	Undistributed net investment income     24,466.85
	Accumulated net realized gain(loss) on investment transactions  51,465.84
	Net unrealized appreciation(depreciation) on options written    1,610.39
	Net unrealized appreciation(depreciation) on investments        49,809.06
	Net Assets Applicable to Outstanding Shares     S3,016,789.02

Capital shares, $1.00 par value
	Authorized      100.000,000
	Outstanding     255,765
Net asset value per share       S11.80

			 Buffalo High Yield Fund, Inc.

			 Report of Independent Auditors

The Shareholder and Board of Directors
Buffalo Premium Income Fund, Inc.

We have audited the accompanying statement of net assets of Buffalo Premium Income Fund, Inc. (the Company) as of February 14, 1995. This statement of net assets is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. Our procedures included confirmation of cash as of February 14, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Buffalo Premium Income Fund, Inc. at February 14, 1995, in conformity with generally accepted accounting principles.




							Ernst & Young LLP
							Ernst & Young LLP



Kansas City, Missouri
February 14,1995

		       Buffalo Premium Income Fund, Inc.

			    Statement of Net Assets

			       February 14, 1995



Assets
Cash                                                                $100,000
								    --------

Net assets applicable to outstanding shares                         $100,000
								    ========

Capital shares, $1.00 par value
Authorized                                                        10,000,000
								  ==========

Outstanding                                                           10,000
								      ======

Net asset value per share                                             $10.00
								      ======

Note

Buffalo Premium Income Fund, Inc. (the Company) was organized as a Maryland corporation on November 23, 1994 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares outstanding on February 14, 1995 for the Company were issued to Jones & Babson, Inc., the Company's investment manager. The costs of organization will be paid by Jones & Babson, Inc.

Buffalo High Yield Fund, Inc.
Income Statement & Statement of Assets and Liabilities (Uncertified) September 30, 1995

	Income Statement        From 4/01/95

Income:
	Dividends       $       2,375.00
	Interest                66,202.82
				68,577.82

Expenses:
	Management fees         9,495.85
	Governmental fees       113.75
				9,609.60

		Net investment income   58,968.22

		Dividends paid to shareholders  0.00
			Net investment income available for distribution        58,968.22
			Income equalization     0.00
			Undistributed net investment income 3/31/95     651.20
				Current undistributed net investment income     $       59.619.42


Statement of Assets and Liabilities


Assets:
	Investment securities at market value   $ 4,134,830.00
		(identified cost        4,098,714.68 )
	Cash            (37,817.72)
	Accrued dividends               0.00
	Accrued interest                59,382.00
	Receivable for investments sold         0.00
		Total assets            4,156,394.28

Liabilities:
	Payable for investments purchased               42,143.92
	Call options written, at value          0.00
		Total liabilities               42,143.92
			Net Assets      $       4,114,250.36

Net Assets consist of:
	Capital stock           369,948.57
	Paid-in surplus         3,635,387.05
	Undistributed net investment income             59,619.42
	Accumulated net realized gain(loss) on investment transactions      13,180.00
	Net unrealized appreciation (depreciation) on options written           0.00
	Net unrealized appreciation (depreciation) on investments           36,115.32
		Net Assets Applicable to Outstanding Shares     $       4,114,250.36

Capital shares, $1.00 par value
	Authorized              100,000,000
	Outstanding             369,949
Net asset value per share       $       11.12

			 Buffalo USA Global Fund, Inc.

			 Report of Independent Auditors


The Shareholder and Board of Directors
Buffalo USA Global Fund, Inc.

We have audited the accompanying statement of net assets of Buffalo USA Global Fund, Inc. (the Company) as of February 14, 1995. This statement of net assets is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. Our procedures included confirmation of cash as of February 14, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Buffalo USA Global Fund, Inc. at February 14, 1995, in conformity with generally accepted accounting principles.




							    Ernst & Young LLP
							    Ernst & Young LLP



Kansas City, Missouri
February 14, 1995

			 Buffalo USA Global Fund, Inc.

			    Statement of Net Assets

			       February 14, 1995



Assets
Cash                                                                  $100,000
								      --------

Net assets applicable to outstanding shares                           $100,000
								      ========

Capital shares, $1.00 par value
Authorized                                                          10,000,000
								    ==========

Outstanding                                                             10,000
									======

Net asset value per share                                               $10.00
									======

Note

Buffalo USA Global Fund, Inc. (the Company) was organized as a Maryland corporation on November 23, 1994 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares outstanding on February 14, 1995 for the Company were issued to Jones & Babson, Inc., the Company's investment manager. The costs of organization will be paid by Jones & Babson, Inc.

Buffalo USA Global Fund, Inc.
Income Statement & Statement of Assets and Liabilities (Uncertified) September 30, 1995

Income Statement                From 4/01/95

Income:
	Dividends       $ 2,483.25
	Interest        22,282.17
		24,765.42

Expenses:
	Management fees         6,504.39
	Governmental fees               18.75
			6,523.14
		Net investment income           18,242.28

		Dividends paid to shareholders          0.00
			Net investment income available for distribution                18,242.28
			Income equalization             0.00
			Undistributed net investment income 3/31/95             651.20
				Current undistributed net investment income             18.893.48


Statement of Assets and Liabilities

Assets:
	Investment securities at market value   $ 3,313,425.00
		(identified cost        3,285,702.25 )
	Cash            (497,532.70)
	Accrued dividends               865.00
	Accrued interest                0.00
	Receivable for investments sold         0.00
		Total assets            2,816,757.30

Liabilities:
	Payable for investments purchased               0.00
	Call options written, at value          17,765.77
		Total liabilities               17,765.77
			Net Assets      $       2,798,991.53

Net Assets consist of:
	Capital stock           255,017.88
	Paid-in surplus         2,455,282.94
	Undistributed net investment income             18,893.48
	Accumulated net realized gain(loss) on investment transactions      36,300.76
	Net unrealized appreciation(depreciation) on options written        (4,226.28)
	Net unrealized appreciation(depreciation) on investments            27,722.75
		Net Assets Applicable to Outstanding Shares     $       2,798,991.53

Capital shares, $1.00 par value
Authorized              100 000 000
Outstanding             255,018
Net asset value per share       $       10.98

PART C



OTHER INFORMATION



Item 24.     FINANCIAL STATEMENTS AND EXHIBITS.



	    (a) Financial Statements

		Included in Part A - Prospectus:

		    Per Share Capital and Income Changes

		Included in Part B - Statement of Additional
				     Information:

		    The audited financial statements contained in the most recent Annual Report to Shareholders of Buffalo Balanced Fund, Inc. are incorporated by reference into Part B. of this Registration
		    Statement. The Reports of Independent Public Accountants and the initial financial statements of Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc. and Buffalo
		    USA Global Fund, Inc. are included in Part B.

		    An Uncertified Income Statement and Statement of assets and Liabilites dated September 30, 1995, are included in Part B.

		Included in Part C - Other Information:

		    Consents of Independent Public Accountants Arthur
		    Andersen & Co.*


	    (b)     (1)     Registrants's Articles of Incorporation*



		    (2)     Form of Registrant's By-laws*



		    (3)     Not applicable, because there is

			    not voting trust agreement.



		    (4)     Specimen copy of each security to

			    be issued by the registrant.*



		    (5)     (a)     Form of Management Agreement between

				     Jones & Babson, Inc. and the Registrant*



			    (b)     Form of Investment Counsel Agreement

				    between Jones & Babson,Inc. and Kornitzer

				    Capital Management, Inc.*



		    (6)     Form of principal Underwriting Agreement between

			    Jones & Babson, Inc. and the Registrant*



		    (7)     Not applicable, because there are no pension,

			    bonus or other agreement for the benefit of

			    directors and officers.



		    (8)     Forms of Custodian Agreement between Registrant

			    and United Missouri Bank of Kansas City, N.A.*



		    (9)     There are no other material contracts not made in

			    the ordinary course of business between the

			    Registrant and others



		    (10)    Opinion and consent of counsel as to the legality

			    of the registrant's securities being registered.

			    (To be supplied annually pursuant to Rule 24f-2

			    of the Investment Company Act of 1940.)



		    (11)    (a)     Powers of Attorney*



			    (b)     Auditors Consent*


		    (12)     Not applicable.



		    (13)     Form of letter from contributors of initial

			     capital to the Registrant that purchase was made

			     for investment purposes without any present

			     intention of redeeming or selling.



		    (14)     Not applicable.



		    (15)     Not applicable.



		    (16)     Schedule for computation of performance

			     quotations.

		    (17)     Financial Data Schedule for Buffalo Balanced Fund, Inc.



*  Incorporated by reference to Registrant's Registration on N-1A.

Item 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE

	     REGISTRANT.



		    NONE



Item 26.     NUMBER OF HOLDERS OF SECURITIES.



The number of record holders of each class of securities of the

Registrant as of October 20, 1995, is as follows:









			      (1)

			      Title of Class

			      Common Stock           (2)

			      $1.00 par value        Number of Record Holders





	  Buffalo Balanced Fund                        1,598

	  Buffalo Equity Fund                            831

	  Buffalo USA Global Fund                        842

	  Buffalo High Yield Fund                        786











Item 27.     INDEMNIFICATION.



Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General

Corporation Law; provided however, that any such

indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a

determination that indemnification of such persons is proper in the circumstances. Such determination shall be made.



(i)     by the Board of Directors by a majority vote of a quorum

which consists of the directors who are neither "interested

persons" of the company as defined in Section 2(a)(19) of the

1940 Act, nor parties to the proceedings, or



(ii)     if the required quorum is not obtainable or if a quorum

of such directors so directs, by independent legal counsel in a written opinion.



No indemnification will be provided by the company to any

director or officer of the company for any liability to the

company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence,

or reckless disregard of duty.

Item 28.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.



The principal business of Jones & Babson, Inc. is the

management of the Babson and UMB family of mutual funds. It

also has expertise in the tax and pension plan field. It

supervises a number of prototype and profit-sharing plan

programs sponsored by various organizations eligible to be

prototype plan sponsors.



The principal business of Kornitzer Capital Management, Inc. is to provide investment counsel and advice to a  wide variety of clients. Kornitzer Capital Management has $850,000,000 under management.



Item 29.     PRINCIPAL UNDERWRITERS.



	     (a)     Jones & Babson, Inc., the only principal

		      underwriter of the Registrant, also acts as principal

		      underwriter for the David L. Babson Growth Fund, Inc.,

		      D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-

		      Free Income Fund, Inc., D.L. Babson Bond Trust, Babson

		      Value Fund, Inc., Shadow Stock Fund, Inc., Babson-

		      Stewart Ivory International Fund, Inc., Scout Stock

		      Fund, Inc., Scout Bond Fund, Inc., Scout Money Market

		      Fund, Inc. and Scout Tax-Free Money Market Fund, Inc.,

		      Scout Regional Fund, Inc., Scout WorldWide Fund, Inc.,

		      Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo

		      Equity Fund and Buffalo USA Global Fund.



	      (b)     Herewith is the information required by the

		      following table with respect to each director, officer

		      or partner of the only underwriter named in answer to

		      Item 21 of Part B:







Name and                           Position and                  Positions and

Principal                          Offices with                   Offices with

Business Address                    Underwriter                     Registrant





Stephen S. Soden                   Chairman and                       Director

BMA Tower                              Director

One Penn Value Park

Kansas City, MO 64141





Larry D. Armel                    President and                  President and

Three Crown Center                     Director                       Director

2440 Pershing Road

Kansas City, MO 64108





Giorgio Balzer                         Director                           None

BMA Tower

One Penn Valley Park

Kansas City, MO 64141





J. William Sayler                      Director                          None

BMA Tower

One Penn Valley Park

Kansas City, MO 64141





Edward S. Ritter                       Director                          None

BMA Tower

One Penn Valley Park

Kansas City, MO 64141

Robert N. Sawyer                       Director                           None

BMA Tower

One Penn Valley Park

Kansas City, MO 64141





Vernon W. Voorhees                     Director                           None

BMA Tower

One Penn Valley Park

Kansas City, MO 64141





P. Bradley Adams                 Vice President                 Vice President

Three Crown Center                and Treasurer                  and Treasurer

2440 Pershing Road, G-15

Kansas City, MO  64108





Michael A. Brummel               Vice President                 Vice President

Three Crown Center

2440 Pershing Road, G-15

Kansas City, MO  64108





Martin A. Cramer                Vice President                  Vice President

Three Crown Center               and Secretary                   and Secretary

2440 Pershing Road, G-15

Kansas City, MO  64108





    (c)    The principal underwriter does not receive any remuneration or

	   compensation for the duties or services rendered to the Registrant

	   pursuant to the principal underwriting Agreement.



Item 30.    LOCATION OF ACCOUNTS AND RECORDS.



	    Each account, book or other document required to be maintained by

	    Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to

	    31a-3) promulgated thereunder is in the physical possession of

	    Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road,

	    G-15, Kansas City, Missouri 64108.



Item 31.    MANAGEMENT SERVICES.



	    All management services are covered in the management agreement

	    between the Registrant and Jones & Babson, Inc., which are

	    discussed in Parts A and B.

Item 32.    UNDERTAKINGS.



	    Not Applicable.

			      SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of

Missouri on the 13th day of November, 1995.


			      BUFFALO BALANCED FUND, INC.

			      BUFFALO USA GLOBAL FUND, INC.

			      BUFFALO HIGH YIELD FUND, INC.

			      BUFFALO EQUITY FUND, INC.

			      __________________________________



			     (Registrant)





			     By      Larry D. Armel

			      __________________________________



				 (Larry D. Armel, President)**



Pursuant to the requirements of the Securities Act of 1933, this Post

-effective Amendment No. 3 to each Registration Statement has been signed below by the following persons in the capacities and on the date indicated.





 Larry D. Armel                President, Principal     November 13, 1995

Larry D. Armel                  Executive Officer,

				and Director**





 Kent W. Gasaway               Director**               November 13, 1995

Kent W. Gasaway*





 Stephen S. Soden              Director**               November 13, 1995

Stephen S. Soden*





 Thomas S. Case                Director**               November 13, 1995

Thomas S. Case*





 Francis C. Rood               Director**               November 13, 1995

Francis C. Rood*





 William H. Russell            Director**               November 13, 1995

William H. Russell*





 H. David Rybolt               Director**               November 13, 1995

H. David Rybolt*





 P. Bradley Adams             Treasurer and             November 13, 1995

P. Bradley Adams               Principal Financial

			       and Accounting Officer**



*

Larry D. Armel

By Larry D. Armel, pursuant

to Power of Attorney

REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the

Funds' Registration Statements filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the

Investment Company Act of 1940.  Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

_________________________     Attorney**                November 13, 1995
John G. Dyer


** Position held with each registrant